Document and Entity Information	Mar. 18, 2020
Cover [Abstract]
Entity Registrant Name	CHESAPEAKE UTILITIES CORP
Amendment Flag	true
Entity Central Index Key	0000019745
Document Type	8-K/A
Document Period End Date	Mar. 18, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	909 Silver Lake Boulevard
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	302
Local Phone Number	734-6799
Security 12b Title	Common Stock - par value per share $0.4867
Trading Symbol	CPK
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Chesapeake Utilities Corporation (the “Company”) is filing this Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) for the purpose of amending Items 7.01, Regulation FD Disclosure, and 9.01, Financial Statements and Exhibits, of that certain Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission on March 18, 2020 (the “Original Form 8-K”). The Original Form 8-K disclosed an investor presentation that the Company used at the West Coast Utilities Conference. This Amendment is being filed to include a revised version of the investor presentation to correct slide 26 therein.